VLT-Q3

Quarterly Report
September 30, 2025
MFS®  Limited Maturity Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 1.1%
Boeing Co., 2.196%, 2/04/2026	$1,843,000	$1,829,042
Boeing Co., 6.388%, 5/01/2031	527,000	573,963
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	667,000	687,371
		$3,090,376
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$494,000	$493,254
Tapestry, Inc., 5.1%, 3/11/2030	680,000	695,468
		$1,188,722
Asset-Backed & Securitized – 24.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.108%, 11/15/2054 (i)	$12,769,904	$474,581
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.75% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	897,970
ACREC 2021-FL1 Ltd., “B”, FLR, 6.05% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,592,774
ACREC 2021-FL1 Ltd., “C”, FLR, 6.4% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	902,786
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	64,671	64,729
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	128,259	128,428
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 5.865% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	454,848
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.114% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	263,103
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.964% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,102,503
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,102,752
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.564% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	663,668
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.672% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,742,229
AREIT 2022-CRE6 Trust, “D”, FLR, 7.236% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	232,156
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	120,532	121,555
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.975% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	1,065,955	1,066,077
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 6.175% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	1,407,558	1,409,058
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.912%, 12/15/2051 (i)(n)	21,103,187	390,346
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	5,300,191	269,136
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.446%, 9/15/2054 (i)	5,726,041	307,662
BDS 2021-FL10 Ltd., “B”, FLR, 6.2% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	519,059
BDS 2021-FL10 Ltd., “C”, FLR, 6.55% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	377,543
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.361%, 2/15/2054 (i)	10,228,196	486,728
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	10,951,231	550,431
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)	8,012,593	408,610
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.124%, 9/15/2054 (i)	11,707,026	428,543
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.872% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	672,967	672,967
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.422% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	286,526
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.672% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	463,500
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	362,424	371,318
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	78,447	80,631
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	395,108	396,764
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	230,897	229,986
BXMT 2020-FL2 Ltd., “B”, FLR, 5.907% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,437,814
CD 2017-CD4 Mortgage Trust, “XA”, 1.37%, 5/10/2050 (i)	13,103,840	167,940
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	334,407	287,237
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	74,037
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	240,176	241,651
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	280,784	284,774
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	399,591	403,948
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	633,435	642,557
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	210,238	213,019
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.749%, 11/15/2062 (i)	8,681,358	205,021
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)	8,814,093	469,177
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.066%, 6/15/2063 (i)	8,769,186	336,918
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.132%, 6/15/2064 (i)	4,862,140	206,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	$207,878	$210,313
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	724,462
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	419,714	420,562
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	345,493
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	191,596	192,438
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.803% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	1,500,000	1,501,893
Empire District Bondco LLC, 4.943%, 1/01/2033	298,956	302,679
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	160,357	160,808
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	241,423	242,708
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	329,077	329,633
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.632% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	789,384	788,501
General Motors Co., FLR, 4.822% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	525,350
General Motors Co., FLR, 4.922% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	728,031
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.14%, 5/10/2050 (i)	14,679,178	195,690
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.169%, 8/10/2050 (i)	14,103,327	199,303
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.237%, 5/12/2053 (i)	8,293,251	343,684
Invesco CLO 2022-2A Ltd., “BR”, 5.97%, 7/20/2035 (n)	1,433,293	1,433,267
Invesco Ltd., FLR, 6.067% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	910,345	915,835
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	429,179	432,530
JPMorgan Chase Commercial Mortgage Securities Corp., 1.163%, 9/15/2050 (i)	10,206,031	133,370
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	151,238	151,339
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.014% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,343,961
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	566,078
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.527% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	814,000	814,114
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.733% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	1,226,500	1,226,117
MF1 2020-FL4 Ltd., “B”, FLR, 7.007% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	1,946,000	1,949,452
MF1 2021-FL6 Ltd., “B”, FLR, 5.9% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,594,899
MF1 2022-FL9 LLC, “B”, FLR, 7.283% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,886,609
MF1 2024-FL14 LLC, “C”, FLR, 7.422% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	414,504
MF1 2025-FL20 LLC, “B”, FLR, 6.085% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	451,406	451,547
MF1 2025-FL20, “AS”, FLR, 5.835% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	1,000,000	1,001,561
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.388%, 5/15/2050 (i)	12,079,595	181,892
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.446%, 6/15/2050 (i)	6,106,183	90,892
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.967%, 12/15/2051 (i)	15,613,793	336,296
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)	7,147,096	323,575
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.255%, 6/15/2054 (i)	6,333,990	249,429
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	552,327	557,972
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	1,018,090	1,024,734
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	1,337,511	1,348,113
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 0%, 5/25/2065 (n)	763,898	771,412
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	683,827	690,518
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 0%, 1/25/2065 (n)	1,240,440	1,254,606
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.472% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	554,587	555,600
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	213,802	215,920
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	245,107	247,101
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	74,064	74,699
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	476,168	482,789
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,061,477	1,043,201
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	455,949	455,482
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	548,716
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,291,861
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.411% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	1,500,000	1,487,368
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.687% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	850,000	852,660
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	1,325,266	1,328,629
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	172,480	174,175
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 6.481% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	928,673
Shelter Growth CRE Ltd., 2021-FL3, “C”, FLR, 6.414% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	515,785
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	685,659
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.05% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	758,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	$777,546	$781,554
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	1,788,131	1,778,416
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.107% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,994,834
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.09%, 11/15/2050 (i)	7,722,882	117,787
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.05%, 12/15/2051 (i)	6,782,301	152,028
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	351,353	356,322
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	354,543	357,999
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	165,824	166,707
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.465%, 11/15/2054 (i)	3,723,175	199,448
		$69,337,939
Automotive – 1.3%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$1,452,547
LKQ Corp., 5.75%, 6/15/2028	1,208,000	1,248,590
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	696,435
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	491,657
		$3,889,229
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,291,000	$1,281,782
Charles Schwab Corp., 5.875%, 8/24/2026	1,636,000	1,660,102
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	593,000	615,827
LPL Holdings, Inc., 5.7%, 5/20/2027	709,000	722,367
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	515,000	514,055
LPL Holdings, Inc., 6.75%, 11/17/2028	376,000	401,327
LPL Holdings, Inc., 4%, 3/15/2029 (n)	844,000	825,378
		$6,020,838
Business Services – 1.4%
Global Payments, Inc., 1.2%, 3/01/2026	$1,342,000	$1,324,262
Paychex, Inc., 5.1%, 4/15/2030	1,100,000	1,131,937
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,469,479
		$3,925,678
Cable TV – 1.1%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$1,298,000	$1,337,801
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,018,000	1,018,084
Videotron Ltd., 3.625%, 6/15/2029 (n)	884,000	857,010
		$3,212,895
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$596,000	$582,751
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,085,000	$1,090,252
Regal Rexnord Corp., 6.05%, 4/15/2028	634,000	655,830
		$1,746,082
Consumer Services – 1.3%
CBRE Services, Inc., 4.8%, 6/15/2030	$1,262,000	$1,282,042
Meituan, 4.5%, 4/02/2028 (n)	715,000	715,597
Meituan, 4.625%, 10/02/2029 (n)	384,000	384,654
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	1,301,000	1,325,508
		$3,707,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$394,000	$390,606
Berry Global, Inc., 1.65%, 1/15/2027	1,418,000	1,373,610
Berry Global, Inc., 5.5%, 4/15/2028	147,000	151,139
		$1,915,355
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$940,000	$962,308
Arrow Electronics, Inc., 2.95%, 2/15/2032	476,000	424,819
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	750,000	757,346
		$2,144,473
Electronics – 1.4%
Broadcom, Inc., 5.05%, 7/12/2027	$389,000	$395,719
Broadcom, Inc., 4.15%, 2/15/2028	380,000	380,991
Broadcom, Inc., 4.75%, 4/15/2029	1,250,000	1,275,396
Broadcom, Inc., 5.05%, 7/12/2029	216,000	222,498
Broadcom, Inc., 4.35%, 2/15/2030	547,000	549,688
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	269,000	269,385
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,085,299
		$4,178,976
Emerging Market Sovereign – 0.4%
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$1,005,000	$1,019,633
Energy - Independent – 1.6%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$402,000	$407,770
Diamondback Energy, Inc., 5.15%, 1/30/2030	402,000	414,008
EQT Corp., 5.7%, 4/01/2028	1,223,000	1,264,117
Occidental Petroleum Corp., 5%, 8/01/2027	380,000	383,979
Occidental Petroleum Corp., 5.2%, 8/01/2029	569,000	577,363
Occidental Petroleum Corp., 6.625%, 9/01/2030	434,000	464,998
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,371,000	1,231,271
		$4,743,506
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$752,824
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	505,098
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	816,000	784,546
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	622,000	597,340
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,509,000	1,549,520
		$4,189,328
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$270,000	$272,224
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	1,373,000	1,401,054
Constellation Brands, Inc., 4.8%, 5/01/2030	638,000	647,054
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,760,000	1,687,049
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	652,286
Mars, Inc., 4.6%, 3/01/2028 (n)	620,000	627,582
Mars, Inc., 4.8%, 3/01/2030 (n)	1,143,000	1,164,462
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	947,920
		$7,399,631
Gaming & Lodging – 1.2%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$1,010,000	$1,025,170
Hyatt Hotels Corp., 5.75%, 1/30/2027	581,000	591,941
Las Vegas Sands Corp., 5.9%, 6/01/2027	340,000	346,872
Marriott International, Inc., 4.9%, 4/15/2029	406,000	414,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Sands China Ltd., 3.8%, 1/08/2026	$1,221,000	$1,217,802
		$3,596,243
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$149,000	$145,359
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	144,000
		$289,359
Insurance – 0.8%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$456,000	$468,810
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	364,000	370,164
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	1,328,000	1,364,939
		$2,203,913
Insurance - Health – 0.2%
Elevance Health, Inc., 4.75%, 2/15/2030	$457,000	$464,751
Insurance - Property & Casualty – 0.7%
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	$524,000	$534,707
Brown & Brown, Inc., 4.7%, 6/23/2028	355,000	358,390
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	538,000	543,988
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	538,000	546,737
		$1,983,822
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,190,405
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$575,000	$583,321
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	562,000	554,267
CNH Industrial Capital LLC, 1.875%, 1/15/2026	409,000	405,843
		$1,543,431
Major Banks – 11.4%
Bank of America Corp., 4.45%, 3/03/2026	$918,000	$918,609
Bank of America Corp., 4.25%, 10/22/2026	527,000	527,700
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,344,000	2,297,187
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,266,000	1,237,848
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,556,000	1,522,414
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	292,000	300,743
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	165,000	171,305
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	670,000	697,084
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	585,263
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	453,849
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,521
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	580,000	585,485
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	766,000	770,237
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	756,000	751,264
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,113,000	1,086,805
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	1,426,000	1,446,707
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	125,000	125,546
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	884,048
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	374,000	385,470
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	989,000	978,079
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	794,000	782,589
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	679,000	686,701
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	740,000	756,162
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	339,000	349,310
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	1,292,000	1,307,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 4.35%, 9/08/2026	$1,248,000	$1,250,625
Morgan Stanley, 3.95%, 4/23/2027	117,000	116,743
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	374,000	365,987
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	597,000	608,924
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	771,000	775,323
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	1,078,000	1,094,098
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	736,262
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,120,000	1,127,540
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,590,000	1,630,700
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,156,738
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,813,000	1,832,972
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	375,243
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	255,551
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	1,075,000	1,080,752
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	675,000	668,976
		$32,841,569
Medical & Health Technology & Services – 0.3%
IQVIA, Inc., 5.7%, 5/15/2028	$446,000	$460,138
IQVIA, Inc., 6.25%, 2/01/2029	291,000	306,317
		$766,455
Metals & Mining – 1.6%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,386,000	$1,396,109
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,100,000	1,083,258
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	1,018,000	1,048,834
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	515,000	520,648
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	440,000	450,893
		$4,499,742
Midstream – 2.2%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$1,349,000	$1,407,696
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,307,000	1,335,021
Enbridge, Inc., 5.25%, 4/05/2027	854,000	866,915
Enbridge, Inc., 4.9%, 6/20/2030	377,000	385,534
Energy Transfer LP, 5.55%, 2/15/2028	398,000	409,680
Gray Oak Pipeline LLC, 2.6%, 10/15/2025 (n)	227,000	226,782
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	992,006
Plains All American Pipeline LP, 4.7%, 1/15/2031	608,000	609,294
		$6,232,928
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$321,737	$329,496
Fannie Mae, 5.356%, 2/25/2045 (n)	174,016	174,231
Freddie Mac, 4.989%, 7/25/2029	342,011	342,061
Freddie Mac, 1.685%, 4/25/2030 (i)	5,990,705	349,280
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,624,931	1,576,696
Freddie Mac, 2%, 7/15/2042	205,422	193,158
		$2,964,922
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$390,000	$401,319
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	183,094
		$584,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$247,000	$248,781
NTT Finance Corp., 4.62%, 7/16/2028 (n)	511,000	516,053
NTT Finance Corp., 4.876%, 7/16/2030 (n)	511,000	519,213
		$1,284,047
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$568,000	$576,088
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	395,000	406,749
		$982,837
Oils – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$954,000	$980,504
Other Banks & Diversified Financials – 3.4%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$901,894
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	238,846
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	1,149,000	1,167,108
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	917,372
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	955,669
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	358,000	360,506
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,040,278
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	962,000	1,002,677
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	394,000	399,834
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	524,000	530,489
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	295,000	320,463
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	606,000	600,807
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	515,000	519,440
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	815,000	843,284
		$9,798,667
Pharmaceuticals – 0.5%
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	$315,000	$320,445
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	318,615
Biogen, Inc., 5.05%, 1/15/2031	782,000	803,934
		$1,442,994
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$783,000	$756,262
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$836,000	$851,233
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,008,000	$997,722
Corporate Office Property LP, REIT, 2%, 1/15/2029	196,000	181,621
		$1,179,343
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$152,000	$151,525
WEA Finance LLC, 4.125%, 9/20/2028 (n)	823,000	812,639
WEA Finance LLC, 3.5%, 6/15/2029 (n)	217,000	209,383
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	162,000	158,715
		$1,332,262
Retailers – 0.2%
AutoNation, Inc., 3.85%, 3/01/2032	$770,000	$721,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$115,000	$109,409
Specialty Stores – 0.5%
Genuine Parts Co., 4.95%, 8/15/2029	$828,000	$842,612
Ross Stores, Inc., 0.875%, 4/15/2026	726,000	712,792
		$1,555,404
Telecommunications - Wireless – 0.1%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$183,000	$179,473
T-Mobile USA, Inc., 4.2%, 10/01/2029	154,000	153,789
		$333,262
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$440,000	$462,082
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	811,000	824,587
Philip Morris International, Inc., 5%, 11/17/2025	364,000	364,244
Philip Morris International, Inc., 5.125%, 11/17/2027	293,000	299,354
Philip Morris International, Inc., 4.875%, 2/15/2028	586,000	596,542
		$2,546,809
Transportation - Services – 1.7%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$1,207,000	$1,229,763
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,047,000	1,068,002
GXO Logistics, Inc., 6.25%, 5/06/2029	538,000	564,986
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	536,000	542,490
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	785,000	807,312
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	552,000	567,611
		$4,780,164
U.S. Treasury Obligations – 22.5%
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	$30,096,000	$30,165,832
U.S. Treasury Notes, 4.5%, 7/15/2026	12,083,000	12,150,306
U.S. Treasury Notes, 2.75%, 7/31/2027	11,387,000	11,209,078
U.S. Treasury Notes, 4.875%, 10/31/2028	10,979,000	11,370,127
		$64,895,343
Utilities - Electric Power – 1.5%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$342,445
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	101,000	90,613
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	630,000	630,549
FirstEnergy Corp., 1.6%, 1/15/2026	470,000	465,891
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	770,000	778,373
Pacific Gas & Electric Co., 6.1%, 1/15/2029	778,000	813,871
Pacific Gas & Electric Co., 5.55%, 5/15/2029	545,000	560,991
PSEG Power LLC, 5.2%, 5/15/2030 (n)	249,000	255,451
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	345,000	353,729
		$4,291,913
Total Bonds		$279,297,037
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.19% (v)	6,803,074	$6,803,755

Other Assets, Less Liabilities – 0.7%		2,128,547
Net Assets – 100.0%		$288,229,339

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,803,755 and
$279,297,037, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $115,300,500, representing 40.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 9/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	58	$12,087,109	December – 2025	$7,571

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	1-Day SOFR / Annually	$339,158	$(2,309)	$336,849
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	1-Day SOFR / Annually	100,153	—	100,153
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	1-Day SOFR / Annually	97,247	—	97,247
						$536,558	$(2,309)	$534,249
At September 30, 2025, the fund had liquid securities with an aggregate value of $389,902 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$64,895,343	$—	$64,895,343
Non - U.S. Sovereign Debt	—	2,210,038	—	2,210,038
Municipal Bonds	—	584,413	—	584,413
U.S. Corporate Bonds	—	87,998,850	—	87,998,850
Residential Mortgage-Backed Securities	—	13,752,278	—	13,752,278
Commercial Mortgage-Backed Securities	—	9,410,713	—	9,410,713
Asset-Backed Securities (including CDOs)	—	49,139,870	—	49,139,870
Foreign Bonds	—	51,305,532	—	51,305,532
Investment Companies	6,803,755	—	—	6,803,755
Total	$6,803,755	$279,297,037	$—	$286,100,792
Other Financial Instruments
Futures Contracts – Assets	$7,571	$—	$—	$7,571
Swap Agreements – Assets	—	534,249	—	534,249
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,998,565	$85,185,787	$87,379,845	$20	$(772)	$6,803,755

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$208,438	$—